FINANCE COSTS (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Finance Costs [Abstract]
Interest on lease liabilities	$ 1,165	$ 1,019
Collaboration interest-bearing advanced funding	15,298	14,955
Total	$ 16,463	$ 15,974